Segment reporting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 1,320,658	€ 908,019	€ 476,040
North America [Member]
Disclosure of operating segments [line items]
Revenue	593,652	420,613	122,070
CANADA | North America [Member]
Disclosure of operating segments [line items]
Revenue	€ 592,400	€ 420,600	€ 122,100